Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
Commercial Mortgage Pass-Through Certificates, Series 2016-WIKI

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

5 October 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI Commercial Mortgage Pass-Through Certificates, Series 2016-WIKI (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 October 2016

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of a promissory note issued by MAPS Waikiki Hotel, LLC, a Delaware limited liability company (the “Borrower”), evidencing a fixed rate loan (the “Mortgage Loan”) and
c.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrower’s leasehold interests in the Hyatt Regency Waikiki Beach Resort & Spa, a full service resort property with a retail component located in Honolulu, Hawaii (the “Property”).

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of 1 October 2016 (the “Cut-off Date”) and
b.	A record layout and decode table relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A, subject to the qualifications and exceptions stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Cut-off Date and
b.	A record layout and decode table relating to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 4

4.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	Seasoning and
b.	Mortgage Loan Term

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Mortgage Loan Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	With respect to the Mortgage Loan, the loan agreement Source Document indicates that the Mortgage Loan is interest-only for the entire term. Based on this information, the Depositor instructed us to:
a.	Use “NAP” for the:
i.	Mortgage Loan Amortization Term and
ii.	Remaining Mortgage Loan Amortization Term

characteristics on the Final Data File,

b.	Use the “Mortgage Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Mortgage Loan IO Period”) and
c.	Use the “Mortgage Loan Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Cut-off Date (the “Cut-off Date Loan Amount”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Maturity Mortgage Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

7.	Using the:
a.	Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate and
c.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 7., we recalculated the:

i.	Monthly Mortgage Debt Service and
ii.	Annual Mortgage Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

8.	Using the:
a.	Cut-off Date Loan Amount,
b.	Maturity Mortgage Loan Balance,
c.	Annual Mortgage Debt Service,
d.	TTM NOI,
e.	TTM NCF,
f.	Appraised Value and
g.	Rooms

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable information, assumptions and methodologies described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan TTM NCF DSCR,
iii.	Mortgage Loan TTM NOI DY,
iv.	Mortgage Loan TTM NCF DY,
v.	Current Mortgage Loan LTV,
vi.	Maturity Mortgage Loan LTV and
vii.	Cut-off Date Mortgage Loan Balance per Room

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 4

8. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan TTM NOI DSCR” and “Mortgage Loan TTM NCF DSCR” to two decimal places and
b.	Round the “Mortgage Loan TTM NOI DY,” “Mortgage Loan TTM NCF DY,” “Current Mortgage Loan LTV” and “Maturity Mortgage Loan LTV” to the nearest 1/10th of one percent.

9.	Using the:
a.	Primary Servicing Fee Rate and
b.	Master Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee and
c.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Admin. Fee

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Document Title	Document Date

Loan Agreement	13 September 2016

Mortgage Loan Promissory Note	12 September 2016

Cash Management Agreement	13 September 2016

Settlement Statement	13 September 2016

Property Source Documents

Document Title	Document Date

Appraisal Report	11 August 2016

Engineering Report	25 July 2016

Environmental Phase I Report	25 July 2016

Underwriter’s Summary Report	5 October 2016

Ground Lease Agreements	Various

Ground Lease Summary	Not Applicable

Pro Forma Title Policy	Not Applicable

Management Agreement	1 January 2015

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report and Underwriter’s Summary Report
Property Sub-Type (see Note 2)	Appraisal Report and Underwriter’s Summary Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Flag	Management Agreement
Franchise Agreement Expiration Date	Management Agreement
Rooms	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document

Appraised Value	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 3)

Characteristic	Source Document

2006 Available Room Nights	Underwriter’s Summary Report
2007 Available Room Nights	Underwriter’s Summary Report
2008 Available Room Nights	Underwriter’s Summary Report
2009 Available Room Nights	Underwriter’s Summary Report
2010 Available Room Nights	Underwriter’s Summary Report
2011 Available Room Nights	Underwriter’s Summary Report
2012 Available Room Nights	Underwriter’s Summary Report
2013 Available Room Nights	Underwriter’s Summary Report
2014 Available Room Nights	Underwriter’s Summary Report
2015 Available Room Nights	Underwriter’s Summary Report
TTM Available Room Nights	Underwriter’s Summary Report
2016 Reforecast Available Room Nights	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 8

Underwriting Information: (continued)

Characteristic	Source Document

2006 Occupied Room Nights	Underwriter’s Summary Report
2007 Occupied Room Nights	Underwriter’s Summary Report
2008 Occupied Room Nights	Underwriter’s Summary Report
2009 Occupied Room Nights	Underwriter’s Summary Report
2010 Occupied Room Nights	Underwriter’s Summary Report
2011 Occupied Room Nights	Underwriter’s Summary Report
2012 Occupied Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
TTM Occupied Room Nights	Underwriter’s Summary Report
2016 Reforecast Occupied Room Nights	Underwriter’s Summary Report
2006 Occupancy	Underwriter’s Summary Report
2007 Occupancy	Underwriter’s Summary Report
2008 Occupancy	Underwriter’s Summary Report
2009 Occupancy	Underwriter’s Summary Report
2010 Occupancy	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
2016 Reforecast Occupancy	Underwriter’s Summary Report
2006 Average Daily Room Rate	Underwriter’s Summary Report
2007 Average Daily Room Rate	Underwriter’s Summary Report
2008 Average Daily Room Rate	Underwriter’s Summary Report
2009 Average Daily Room Rate	Underwriter’s Summary Report
2010 Average Daily Room Rate	Underwriter’s Summary Report
2011 Average Daily Room Rate	Underwriter’s Summary Report
2012 Average Daily Room Rate	Underwriter’s Summary Report
2013 Average Daily Room Rate	Underwriter’s Summary Report
2014 Average Daily Room Rate	Underwriter’s Summary Report
2015 Average Daily Room Rate	Underwriter’s Summary Report
TTM Average Daily Room Rate	Underwriter’s Summary Report
2016 Reforecast Average Daily Room Rate	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information: (continued)

Characteristic	Source Document

2006 RevPAR	Underwriter’s Summary Report
2007 RevPAR	Underwriter’s Summary Report
2008 RevPAR	Underwriter’s Summary Report
2009 RevPAR	Underwriter’s Summary Report
2010 RevPAR	Underwriter’s Summary Report
2011 RevPAR	Underwriter’s Summary Report
2012 RevPAR	Underwriter’s Summary Report
2013 RevPAR	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
TTM RevPAR	Underwriter’s Summary Report
2016 Reforecast RevPAR	Underwriter’s Summary Report
2006 Room Revenue	Underwriter’s Summary Report
2007 Room Revenue	Underwriter’s Summary Report
2008 Room Revenue	Underwriter’s Summary Report
2009 Room Revenue	Underwriter’s Summary Report
2010 Room Revenue	Underwriter’s Summary Report
2011 Room Revenue	Underwriter’s Summary Report
2012 Room Revenue	Underwriter’s Summary Report
2013 Room Revenue	Underwriter’s Summary Report
2014 Room Revenue	Underwriter’s Summary Report
2015 Room Revenue	Underwriter’s Summary Report
TTM Room Revenue	Underwriter’s Summary Report
2016 Reforecast Room Revenue	Underwriter’s Summary Report
2006 Gross Operating Profit	Underwriter’s Summary Report
2007 Gross Operating Profit	Underwriter’s Summary Report
2008 Gross Operating Profit	Underwriter’s Summary Report
2009 Gross Operating Profit	Underwriter’s Summary Report
2010 Gross Operating Profit	Underwriter’s Summary Report
2011 Gross Operating Profit	Underwriter’s Summary Report
2012 Gross Operating Profit	Underwriter’s Summary Report
2013 Gross Operating Profit	Underwriter’s Summary Report
2014 Gross Operating Profit	Underwriter’s Summary Report
2015 Gross Operating Profit	Underwriter’s Summary Report
TTM Gross Operating Profit	Underwriter’s Summary Report
2016 Reforecast Gross Operating Profit	Underwriter’s Summary Report
2006 Total Expenses	Underwriter’s Summary Report
2007 Total Expenses	Underwriter’s Summary Report
2008 Total Expenses	Underwriter’s Summary Report
2009 Total Expenses	Underwriter’s Summary Report
2010 Total Expenses	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 8

Underwriting Information: (continued)

Characteristic	Source Document

2011 Total Expenses	Underwriter’s Summary Report
2012 Total Expenses	Underwriter’s Summary Report
2013 Total Expenses	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
TTM Total Expenses	Underwriter’s Summary Report
2016 Reforecast Total Expenses	Underwriter’s Summary Report
2006 NOI	Underwriter’s Summary Report
2007 NOI	Underwriter’s Summary Report
2008 NOI	Underwriter’s Summary Report
2009 NOI	Underwriter’s Summary Report
2010 NOI	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
2016 Reforecast NOI	Underwriter’s Summary Report
2006 CapEx	Underwriter’s Summary Report
2007 CapEx	Underwriter’s Summary Report
2008 CapEx	Underwriter’s Summary Report
2009 CapEx	Underwriter’s Summary Report
2010 CapEx	Underwriter’s Summary Report
2011 CapEx	Underwriter’s Summary Report
2012 CapEx	Underwriter’s Summary Report
2013 CapEx	Underwriter’s Summary Report
2014 CapEx	Underwriter’s Summary Report
2015 CapEx	Underwriter’s Summary Report
TTM CapEx	Underwriter’s Summary Report
2016 Reforecast CapEx	Underwriter’s Summary Report
2006 NCF	Underwriter’s Summary Report
2007 NCF	Underwriter’s Summary Report
2008 NCF	Underwriter’s Summary Report
2009 NCF	Underwriter’s Summary Report
2010 NCF	Underwriter’s Summary Report
2011 NCF	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
2016 Reforecast NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 8

Underwriting Information: (continued)

Characteristic	Source Document

Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
Underwritten Room Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
Underwritten Gross Operating Profit	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten CapEx	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Monthly Tax Escrow Cash or LOC	Loan Agreement
Monthly Tax Escrow Cap	Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Engineering Reserve	Settlement Statement
Monthly Engineering Reserve	Loan Agreement
Monthly Engineering Reserve Cap	Loan Agreement
Terms/Description of Springing Engineering Reserve (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Monthly Insurance Escrow Cash or LOC	Loan Agreement
Monthly Insurance Escrow Cap	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Monthly Deposit Amount Cash or LOC	Loan Agreement
Terms/Description of Replacement Reserves	Loan Agreement
Initial Litigation Reserve	Settlement Statement
Litigation Reserve Monthly Deposit	Loan Agreement
Litigation Reserve Cap	Loan Agreement
Terms/Description of Springing Seasonality Reserve	Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Reserve and Escrow Information: (continued)

Characteristic	Source Document

Initial Ground Lease Reserve	Settlement Statement
Monthly Ground Lease Reserve	Loan Agreement
Ground Lease Reserve Monthly Cash or LOC	Loan Agreement
Ground Lease Reserve Cap	Loan Agreement
Environmental Reserve Initial Amount	Loan Agreement
Environmental Reserve Monthly Amount	Loan Agreement
Environmental Reserve Monthly Cash or LOC	Loan Agreement
Environmental Reserve Lease Reserve Cap	Loan Agreement
Other Initial Reserves	Settlement Statement
Other Initial Reserves Description	Settlement Statement
Other Monthly Reserves	Loan Agreement
Other Monthly Reserves Description	Loan Agreement
Other Monthly Reserves Cash or LOC	Loan Agreement
Other Monthly Reserves Cap	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Note Date	Loan Agreement
Payment Day of Month (and Business Day Convention)	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Payment Grace Period Event of Default	Loan Agreement
Payment Grace Period Event of Late Fee	Loan Agreement
Rate Type	Loan Agreement
Amortization Type	Loan Agreement
Mortgage Loan Balance	Loan Agreement
Mortgage Loan Interest Rate	Loan Agreement
Accrual Basis	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
Prepayment String (see Note 4)	Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement

Exhibit 2 to Attachment A Page 7 of 8

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

LockBox (Y/N)	Loan Agreement and Cash Management Agreement
LockBox In-Place (Y/N)	Loan Agreement and Cash Management Agreement
LockBox Type (see Note 5)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement and Cash Management Agreement
Additional Debt Permitted	Loan Agreement
Ownership Interest	Pro Forma Title Policy
Ground Lease? (Y/N)	Pro Forma Title Policy and Ground Lease Agreements
Ground Lease Extension Terms	Ground Lease Agreements
Annual Ground Lease Payment	Ground Lease Agreements
Ground Lease Escalation Terms	Ground Lease Agreements
Ground Lease Expiration Date	Ground Lease Agreements

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” and “Property Sub-Type” characteristics, the Depositor instructed us to use the property type and property subtype, respectively, both as shown in the appraisal report Source Document, that accounts for the majority of the Property’s “Underwritten Total Revenue,” as shown in the underwriter’s summary report Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

4.	The loan agreement Source Document contains the following defined term:

“Permitted Defeasance Date” shall mean the date that is two (2) years from the “startup day” within the meaning of Section 860G(a)(9) of the Code for the REMIC Trust which holds the portion of the Note last to be securitized

For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the “startup day” is “27 October 2016.”

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if:
a.	During the term of the loan, in the event that the Property is not subject to a management agreement, the Borrower and operating lessee shall each establish and maintain an account (each, a “Lockbox Account”) and upon establishing the Lockbox Account, all monies deposited into the Lockbox Account shall be deemed additional security for the debt or
b.	At any time the Property shall be subject to a management agreement, the Borrower and operating lessee shall, and shall cause the property manager to, deposit all amounts to be paid to the Borrower or operating lessee under the management agreement directly into the cash management account.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Phase II Date
Seismic Report Date
Seismic PML%
Sponsor
Seasoning
Additional Debt Type
Loan Purpose
Primary Servicing Fee Rate
Master Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.